Notes Payable - Schedule of Future Maturities of Note Payable (Details) (10K) - Notes Payable [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
2019	$ 16,707	$ 8,823,151
2020
2021
Thereafter	130,294	130,294
Total	$ 8,551,561	$ 8,953,445